SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense in Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	$ 25,144	$ 16,988	$ 14,548
Cost of goods [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	7,003	5,197	4,529
Research and development, net [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	4,855	3,568	2,900
Marketing, general and administrative [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	$ 13,286	$ 8,223	$ 7,119